Revenue from contracts with customers	6 Months Ended
Jun. 30, 2026
Revenue from contracts with customers
Revenue from contracts with customers
24.	Revenue from contracts with customers

	Six-month period ended June 30,
	2026	2025

	(No auditado)
National sales
Mid-distillates (1)	17,415	13,572
Gasolines and turbo fuels (1)	9,670	8,399
Services	1,765	1,550
Energy transmission services (2)	1,613	1,635
Natural gas	1,666	1,736
Fuel gas service	593	706
Plastic and rubber	436	448
Asphalts	396	412
LPG and propane	189	314
Roads and construction services (2)	196	172
Aromatics	112	64
Polyethylene	119	167
Crude oil	—	3
Other products	360	389
	34,530	29,567
Foreign sales
Crude oil	22,336	21,493
Roads and construction services (2)	3,517	2,892
Energy transmission services (2)	2,885	2,326
Fuel oil	2,359	1,782
Plastic and rubber	806	634
Diesel	356	492
LPG and propane	175	272
Natural gas	(98)	76
Cash flow hedges (3)	266	(132)
Other products	1,691	1,632
	34,293	31,467
	68,823	61,034
(1)	Includes the compensation received from the application of Decree 180522 of March 29, 2010, and other standards that modify and add (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the mechanisms of settlement between importers of ordinary motor gasoline and diesel and the Fuel Price Stabilization Fund (FEPC, for its acronym in Spanish), and the methodology for calculating the net position, which can be positive or negative, as described on Note 4.17. As of June 30, 2026, the value recognized for price differential corresponds to $5,999 (June 30, 2025: $2,427). The balance receivable for this concept is detailed in Note 7.
(2)	It corresponds to the revenue related to the energy transmission contracts and toll roads concessions of Interconexión Eléctrica S.A. E.S.P.
(3)	Includes the result of hedging for future exports for ($585) (2025: ($7)); and operations with derivative financial instruments for $851 (2025: ($125)).